Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Document Period End Date	Jul. 31, 2025
Alpha Fiduciary Quantitative Strategy Fund
Shareholder Report [Line Items]
Fund Name	Alpha Fiduciary Quantitative Strategy Fund
Class Name	Alpha Fiduciary Quantitative Strategy Fund
Trading Symbol	AFQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Alpha Fiduciary Quantitative Strategy Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.afqsx.com/literature. You can also request this information by contacting us at 1-888-266-3996.
Additional Information Phone Number	1-888-266-3996
Additional Information Website	https://www.afqsx.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alpha Fiduciary Quantitative Strategy Fund	$163	1.70%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

Alpha Fiduciary Quantitative Strategy Fund (the "Fund" or "AFQSX") is a Quantitative Trend Following Fund, as such from August 1, 2024, to July 31, 2025, the following narrative discussion of key factors which affected the Fund's performance are presented:

From August 1, 2024, the S&P 500 initially dropped by over 4% which caused our trend following model to indicate a short exposure of the S&P 500 for the Fund. Shortly after we positioned to the short exposure, the S&P 500 gained over 7% from August 5th to August 30th. Frequent whipsaw moves were experienced in the S&P 500 during the period, and again after going to a market weight to the S&P 500, the market then again declined over 3%. The combination of being short while the market rose and being market weight while the market decreased in value resulted in an underperformance for the Fund of over 8% to the S&P 500 in the first month of the fiscal year.

From September 6, 2024, to February 19, 2025, the S&P 500 trended upward gaining close to 12% during that period. The Fund was market weight for part of that time and increased in value but did not capture the full increase of the S&P 500.

From February 20, 2025, to April 9, 2025, the S&P 500 decreased in value by almost 20%. The fund remained invested at a market weight exposure during that decline in the S&P 500 because the model and the managers' other indicators expected a sharp reversal. When the sharp reversal did eventually materialize, the Fund remained market weighted and gained in value with the S&P 500 from April 10, 2025, to May 2, 2025.

The Fund's model then indicated a conservative position due to several brief but sharp market drops. The Fund maintained that conservative position through the end of the fiscal year while the S&P 500 continued to gain in value resulting in the Fund underperforming the S&P 500 through the Fund's July 31, 2025, fiscal year end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Inception (12/31/2019)
Alpha Fiduciary Quantitative Strategy Fund	-8.47%	6.96%	-2.14%
S&P 500® Index	16.33%	15.88%	14.59%

Performance Inception Date	Dec. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,561,930
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 205,299
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$19,561,930
Number of Portfolio Holdings	2
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$205,299

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	79.52%
Goldman Sachs Financial Square Treasury Instrument Institutional Class	6.61%
Sectors (% of net assets)

(B)	Net Cash represents cash and other assets in excess of liabilities, including futures contracts.

Largest Holdings [Text Block]	Top Holdings (% of net assets)

iShares Core S&P 500 ETF	79.52%
Goldman Sachs Financial Square Treasury Instrument Institutional Class	6.61%